Unaudited Consolidated Statement of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
Equity based compensation, net of withholding tax	$ 0.4		$ 0.5
Common Stock, Dividends, Per Share, Declared	$ 250,000	$ 190,000	$ 190,000	$ 140,000
Preferred units Series A ($0.5625 per unit)
Preferred Stock, Dividends Per Share, Declared	562,500	562,500	562,500	562,500
Preferred units Series B ($0.5313 per unit)
Preferred Stock, Dividends Per Share, Declared	$ 531,300	$ 531,300	$ 531,300	$ 531,300